Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) numberOfEmployees	Jun. 30, 2024 ZAR (R) numberOfEmployees
Employee benefits [line items]
Total number of permanent employees	34,350	34,715
Salaries and wages and other benefits (excluding share-based payments) | R	R 18,440	R 17,006
Retirement benefit costs | R	1,312	1,226
Medical aid contributions | R	427	403
Total aggregated earnings | R	R 20,179	R 18,635
Tswelopele Beneficiation Operation Proprietary Limited
Employee benefits [line items]
Total number of permanent employees	88
Proportion of ownership interest in subsidiary	72.00%
Margaret Water Company NPC
Employee benefits [line items]
Total number of permanent employees	52
Proportion of ownership interest in subsidiary	66.00%
South African operations
Employee benefits [line items]
Total number of permanent employees	32,688	33,123
International operations
Employee benefits [line items]
Total number of permanent employees	1,662	1,592
Wafi-Golpu Joint Operation
Employee benefits [line items]
Total number of permanent employees	61	61